Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue	$ 44,119	$ 6,800	$ 50,674	$ 107,760
Operating expenses
Sales and marketing	61,916	3,021	36,675	91,319
General and administrative	649,071	3,535,607	7,037,957	4,312,499
Total operating expenses	710,987	3,538,628	7,074,632	4,403,818
Loss from operations	(666,868)	(3,531,828)	(7,023,958)	(4,296,058)
Other expense (income)
Other income	(5,848)		(192)	(612)
Interest expense	33,054		11,000
Loss on Asset			22,145
Total other expense	27,206		69,518	(612)
Net loss before income taxes	(694,074)	(3,531,828)	(7,093,476)	(4,295,446)
Income taxes
Net Loss	$ (694,074)	$ (3,531,828)	$ (7,056,911)	$ (4,295,446)
Basic and diluted per common share amounts:
Basic, net loss	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.03)
Diluted, net loss	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding, basic	352,343,609	251,977,053	292,965,978	162,781,188
Weighted average number of common shares outstanding, diluted	352,343,609	251,977,053	292,965,978	162,781,188
Previously Reported [Member]
Other expense (income)
Interest expense			$ 47,565
Net Loss			$ (7,093,476)	$ (4,295,446)